JPMorgan Large Cap Growth Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Large Cap Growth Fund	Jun. 30, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	689
Expense Example, with Redemption, 10 Years	1,527
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,219
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	925
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	744
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	$ 622